Segmented Information (Tables)	12 Months Ended
Mar. 31, 2026
Segmented Information [Abstract]
Schedule of Segment Information for Operating Results
(a)Segmented information for operating results is as follows:

	Year ended March 31, 2026
	China		Ecuador		Kyrgyzstan
	Ying Mining				Tulkubash/
Statements of (Loss) Income	District	GC Mine	El Domo	Condor	Kyzyltash	Other	Total
Revenue	$399,238	$38,897	$—	$—	$—	$—	$438,135
Costs of mine operations	(159,110)	(25,248)	—	(69)	—	—	(184,427)
Income from mine operations	240,128	13,649	—	(69)	—	—	253,708

Other operating and investment items	(4,479)	(29)	(1,046)	(114)	108	(166,077)	(171,637)
Finance items, net	2,114	405	(951)	27	1	(3,252)	(1,656)
Income tax expenses	(39,118)	(2,308)	—	(8)	—	(6,059)	(47,493)
Net income (loss)	$198,645	$11,717	$(1,997)	$(164)	$109	$(175,388)	$32,922

Attributable to:
Equity holders of the Company	155,125	11,600	(1,752)	(163)	109	(174,863)	(9,944)
Non-controlling interest	43,520	117	(245)	(1)	—	(525)	42,866
Net income (loss)	$198,645	$11,717	$(1,997)	$(164)	$109	$(175,388)	$32,922

	Year Ended March 31, 2025
	China		Ecuador		Kyrgyzstan
	Ying Mining				Tulkubash/
Statements of (Loss) Income	District	GC Mine	El Domo	Condor	Kyzyltash	Other	Total
Revenue	$263,515	$35,380	$—	$—	$—	$—	$298,895
Costs of mine operations	(149,462)	(24,117)	(1,033)	(316)	—	(416)	(175,344)
Income (loss) from mine operations	114,053	11,263	(1,033)	(316)	—	(416)	123,551

Operating (expenses) income	(2,748)	(90)	46	(6)	—	(17,601)	(20,399)
Finance items, net	1,704	297	(217)	3	—	18	1,805
Income tax expenses	(18,418)	(2,983)	—	—	—	(4,787)	(26,188)
Net income (loss)	$94,591	$8,487	$(1,204)	$(319)	$—	$(22,786)	$78,769

Attributable to:
Equity holders of the Company	73,771	8,402	(903)	(315)	—	(22,765)	58,190
Non-controlling interest	20,820	85	(301)	(4)	—	(21)	20,579
Net income (loss)	$94,591	$8,487	$(1,204)	$(319)	$—	$(22,786)	$78,769

Schedule of Segment Information for Assets and Liabilities
(b)Segmented information for assets and liabilities is as follows:

	China		Ecuador		Kyrgyzstan
	Ying Mining				Tulkubash/
As at March 31, 2026	District	GC Mine	El Domo	Condor	Kyzyltash	Other	Total
Current assets	$232,145	$31,867	$19,420	$528	$18,590	$140,890	$443,441
Long-term prepaids and deposits	2,583	282	7,885	—	—	2,674	13,424
Reclamation deposits	1,335	3,110	—	—	—	123	4,568
Other investments	—	—	—	—	—	54,243	54,243
Investment in associates	—	—	—	—	—	54,641	54,641
Investment properties	487	—	—	—	—	—	487
Plant and equipment	80,762	12,388	658	323	10,648	3,731	108,510
Mineral rights and properties	342,944	43,886	253,974	29,194	84,268	25,464	779,730
Long-term receivables	—	—	5,183	—	—	—	5,183
Total Assets	$660,256	$91,533	$287,121	$30,045	$113,507	$281,766	$1,464,227
Current liabilities	$97,069	$8,652	$11,094	$255	$396	$6,514	$123,980
Long-term portion of lease obligation	—	—	132	—	—	750	882
Long-term portion of convertible debenture	—	—	—	—	—	115,156	115,156
Long term deposit	—	—	44,896	—	—	—	44,896
Deferred income tax liabilities	57,626	4,390	—	—	—	1,032	63,048
Environmental rehabilitation	7,522	2,058	—	—	—	1,016	10,596
Total liabilities	$162,217	$15,100	$56,122	$255	$396	$124,468	$358,558
Non-controlling interests	$122,043	$(27)	$41,808	$(403)	$—	$1,242	$164,663

	China		Ecuador		Kyrgyzstan
	Ying Mining				Tulkubash/
As at March 31, 2025	District	GC Mine	El Domo	Condor	Kyzyltash	Other	Total
Current assets	$132,782	$17,376	$27,021	$1,704	$—	$208,038	$386,921
Long-term prepaids and deposits	1,782	225	—	—	—	92	2,099
Reclamation deposits	1,183	3,073	—	—	—	7	4,263
Other investments	—	—	—	—	—	17,277	17,277
Investment in associates	—	—	—	—	—	46,016	46,016
Investment properties	511	—	—	—	—	—	511
Plant and equipment	76,248	12,600	499	133	—	4,313	93,793
Mineral rights and properties	294,310	38,321	208,180	26,220	—	19,951	586,982
Long-term receivables	—	—	1,079	—	—	—	1,079
Total Assets	$506,816	$71,595	$236,779	$28,057	$—	$295,694	$1,138,941
Current liabilities	$59,624	$5,858	$4,121	$180	$—	$6,779	$76,562
Long-term portion of lease obligation	—	—	182	—	—	871	1,053
Long-term portion of convertible debenture	—	—	—	—	—	108,193	108,193
Derivative liabilities	—	—	—	—	—	50,768	50,768
Deferred income tax liabilities	53,076	2,925	—	—	—	3,337	59,338
Environmental rehabilitation	7,212	1,480	—	—	947	9,639
Total liabilities	$119,912	$10,263	$4,303	$180	$—	$170,895	$305,553
Non-controlling interests	$98,104	$(179)	$31,327	$(403)	$—	$1,811	$130,660

Schedule of Sales Generated by Metal

The sales generated for the year ended March 31, 2026 and 2025 were all earned in China and were comprised of:

	Year Ended March 31, 2026
	Ying Mining District	GC	Total
Silver	$301,680	$14,711	$316,391
Gold	31,493	—	31,493
Lead	52,743	4,730	57,473
Zinc	7,320	15,635	22,955
Other	6,002	3,821	9,823
	$399,238	$38,897	$438,135

	Year Ended March 31, 2025
	Ying Mining District	GC	Total
Silver	$175,932	$10,824	$186,756
Gold	17,816	—	17,816
Lead	54,794	5,220	60,014
Zinc	9,610	16,413	26,023
Other	5,363	2,923	8,286
	$263,515	$35,380	$298,895

Schedule of Revenue from Major Customers

Revenue from major customers is summarized as follows:

	Year Ended March 31, 2026
				Percentage of total
Customers	Ying Mining District	GC	Total	revenue
Customer D	87,277	843	88,120	20%
Customer B	$85,946	$499	$86,445	20%
Customer A	80,204	—	80,204	18%
Customer C	51,449	2,029	53,478	12%
Customer F	29,513	—	29,513	7%
	$334,389	$3,371	$337,760	77%

	Year Ended March 31, 2025
				Percentage of total
Customers	Ying Mining District	GC	Total	revenue
Customer A	$76,094	$—	$76,094	25%
Customer B	70,266	538	70,804	24%
Customer C	40,433	3,375	43,808	15%
Customer D	37,992	—	37,992	13%
Customer E	18,284	—	18,284	6%
	$243,069	$3,913	$246,982	83%